Contingent liabilities and financial commitments	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Contingent liabilities and financial commitments	13. Contingent liabilities and financial commitments
The Group has contingent liabilities in respect of litigation, taxes and guarantees in various countries. These are described below, are further described in Note 31 to the 2025 Annual Report and Accounts and the 2025 Form 20-F and will be included in the
2026 Annual Report and Accounts and the annual report for the year ended 31 December 2026 on Form 20-F (the "2026 Form
20-F").
The Group is subject to contingencies pursuant to requirements that it complies with relevant laws, regulations and standards.
Failure to comply could result in restrictions in operations, damages, fines, increased tax, increased cost of compliance, interest charges, reputational damage or other sanctions. These matters are inherently difficult to quantify.
In cases where the Group has an obligation as a result of a past event existing at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated, a provision will be recognised based on best estimates and management judgement. There are, however, contingent liabilities in respect of litigation, taxes in some countries and guarantees for which no provisions have been made. While the amounts that may be payable or receivable could be material to the results or cash flows of the Group in the period in which they are recognised, the Board does not expect these amounts to have a material effect on the Group’s financial condition.
Taxes
The Group has exposures in respect of the payment or recovery of a number of taxes. The Group is and has been subject to a number of tax audits covering, among others, excise tax, value-added taxes, sales taxes, corporate taxes, overseas withholding taxes and payroll taxes. The estimated costs of known tax obligations have been provided in these accounts in accordance with the Group’s accounting policies. In some countries, tax law requires that full or part payment of disputed tax assessments be made pending resolution of the dispute. To the extent that such payments exceed the estimated obligation, they would not be recognised as an expense.
There are disputes that are in or may proceed to litigation in a number of countries, including Brazil, the Netherlands, Indonesia and Romania.
In the Netherlands, the Group has agreed with the Dutch Tax Authorities to provide a bank guarantee from 1 July 2026 for an initial amount of £105 million increasing annually over a five-year period up to £488 million, being the liability including interest arising from the September 2025 Court of Appeal judgment (as discussed on page 351 of the 2025 Annual Report and Accounts and page 189 of the 2025 Form 20-F).
In June 2026, British-American Tobacco (Romania) Investment S.R.L.’s appeal against the negative decision of the administrative court in respect of the findings of the excise audit was stayed by the Ploiesti Court of Appeal until the final resolution of the legal challenge against the underlying procedural excise framework.
Group litigation
Group companies, as well as other leading cigarette manufacturers, are defendants in a number of product liability cases. In a number of the cases, the amounts of compensatory and punitive damages sought are significant. While it is impossible to be certain of the outcome of any particular case or of the amount of any possible adverse verdict, the Group believes that the defences of the Group’s companies to all these various claims are meritorious on both the law and the facts, and a vigorous defence is being made everywhere. If an adverse judgment is entered against any of the Group’s companies in any case, avenues of appeal will be pursued as necessary. Such appeals could require the appellants to post appeal bonds or substitute security in amounts that could in some cases equal or exceed the amount of the judgment. At least in the aggregate, and despite the quality of defences available to the Group, it is not impossible that the Group’s results of operations or cash flows in a particular period could be materially affected by this and by the final outcome of any particular litigation.
Canada
Following the release of the March 2019 Quebec class action judgment and the commencement of provincial healthcare recoupment actions and related tobacco litigation in Canada, JTI-MacDonald Corp, Imperial Tobacco Canada Limited (Imperial),
Imperial Tobacco Company Limited (together with Imperial, ITCAN) and Rothmans, Benson & Hedges Inc. each filed for creditor protection under the Companies’ Creditors Arrangement Act (CCAA), resulting in court-ordered stays of all Canadian tobacco litigation, including litigation against: (i) ITCAN, British American Tobacco p.l.c. (the Company), British American Tobacco
(Investments) Limited, B.A.T. Industries p.l.c. and Carreras Rothmans Limited; and (ii) R. J. Reynolds Tobacco Company (RJRT) and
R.J. Reynolds Tobacco International Inc. (which benefit from an indemnification by Japan Tobacco International (JTI) for all liabilities and obligations arising in respect of the Canadian recoupment actions).
In March 2025, the Ontario Superior Court sanctioned comprehensive settlement plans, which were implemented in August
2025 and resolved all outstanding Canadian tobacco litigation against the defendants named above, providing full releases to the relevant BAT Group companies in respect of historical tobacco-related claims in Canada. Under the settlement, participating manufacturers are required to make ongoing payments over time based on a percentage (initially 85%, reducing over time to
70%) of net income after tax based on amounts generated from all sources, excluding New Categories, until they settle the liability (CAD$32.5 billion (approximately £17.3 billion)) in full. The Group has recognised a provision reflecting management's best estimate of ITCAN's obligations under the settlement arrangements. All underlying tobacco litigation is now closed.
Further information on the Canadian litigation is provided in Note 31 to the Group’s Annual Report and Accounts for the year ended 31 December 2025, pages 342 to 344, and the 2025 Form 20-F, page 182.
U.S. - Engle
As at 30 June 2026, the Group’s subsidiaries, RJRT, Lorillard Tobacco Company (Lorillard Tobacco) and Brown & Williamson
Holdings, Inc., had collectively been served in 21 pending Engle progeny cases filed on behalf of approximately 31 individual plaintiffs. Many of these are in active discovery or nearing trial. In the first half of 2026, RJRT or Lorillard Tobacco paid judgments in one Engle progeny case. Such payment amounted to approximately US$675,000 (approximately £499,537) in compensatory or punitive damages. Additional costs were paid in respect of attorneys' fees and statutory interest.
In addition, from 1 January 2024 to 30 June 2026, outstanding jury verdicts in favour of the Engle progeny plaintiffs had been entered against RJRT or Lorillard Tobacco for US$19.6 million (approximately £14.5 million) in compensatory damages (as adjusted) and
US$26.4 million (approximately £19.5 million) in punitive damages. A majority of these verdicts are in various stages in the appellate process and have been bonded as required by Florida law under the US$200 million (approximately £148.0 million) bond cap passed by the Florida legislature in 2009. Although the Group cannot currently predict when or how much it may be required to bond and pay, the Group’s subsidiaries will likely be required to bond and pay additional judgments as the litigation proceeds.
Kalamazoo
Georgia-Pacific, a designated Potentially Responsible Party (PRP) in respect of the Kalamazoo River in Michigan, pursued NCR
Corporation in relation to remediation costs caused by PCBs released into that river. On 26 September 2013, the United States
District Court, Michigan held that NCR was liable as a PRP on the basis that it had arranged for the disposal of hazardous material for the purposes of the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA).
Following further litigation, on 11 December 2019, NCR announced that it had entered into a Consent Decree with the U.S.
Government and the State of Michigan (subsequently approved by the Michigan Court on 2 December 2020), pursuant to which it assumed liability for certain remediation work at the Kalamazoo River. The payments to be made on the face of the Consent
Decree in respect of such work total approximately US$245 million (approximately £181.3 million). The Consent Decree also provides for the payment by NCR of an outstanding judgment against it of approximately US$20 million (approximately
£14.8 million) to Georgia-Pacific.
The quantum of the clean-up costs for the Kalamazoo River is presently unclear. It seems likely to well exceed the amounts payable on the face of the Consent Decree.
On 10 February 2023, NCR filed a complaint in the United States District Court for the Southern District of New York against
B.A.T. Industries P.L.C. (Industries), seeking a declaration that Industries must compensate NCR for 60% of costs NCR incurred and incurs relating to the Kalamazoo River site on the asserted basis that the Kalamazoo River constitutes a ‘Future Site’ for the purposes of a 1998 Settlement Agreement between it, Appvion and Industries. On 23 June 2023, Industries filed its defence and counterclaims in the proceedings. On 2 October 2023, NCR filed a motion for declaratory judgment on its complaint and to strike out Industries’ affirmative defences and counterclaims. Industries filed its reply to this motion.
On 14 September 2024, the court issued a judgment in respect of the motion, striking out one of Industries’ eight affirmative defences and dismissing three of Industries’ five counterclaims against NCR's complaint. The proceedings are ongoing.
Nahadi Litigation
On 29 January 2026, a claim was filed in the U.S. District Court for the Eastern District of Virginia against the Company and
British-American Tobacco Marketing (Singapore) Private Limited (BATMS). The claimants are 196 U.S. nationals and family members who claim unquantified civil damages under the U.S. Anti-Terrorism Act. The substance of the allegations relate to matters previously disclosed in relation to historical business activities in the Democratic People’s Republic of Korea which resulted in the Company’s April 2023 entry into a three-year deferred prosecution agreement (DPA) with the U.S. Department of
Justice (DOJ), with BATMS pleading guilty to the same charges, and a civil settlement agreement with the U.S. Department of the
Treasury’s Office of Foreign Assets Control (OFAC). At a hearing on 24 July 2026, the Court granted the defendants’ motion to dismiss the claim, which the claimants have appealed.
UK Securities
On 26 June 2026, a claim issued in the High Court of England and Wales under Sections 90 and 90A of the UK’s Financial Services and Markets Act 2000 was served on the Company. The claim relates to the previously disclosed investigations by the DOJ and
OFAC into the group’s historical business activities in the Democratic People’s Republic of Korea. The claim is brought by current and former shareholders in the Company and names the Company as defendant. The claim alleges that the Company made untrue or misleading statements in its published information and/or dishonestly omitted or delayed publication of certain information regarding the group’s activities in the Democratic People’s Republic of Korea. The Company intends to vigorously defend the claim.
Investigations
On 25 April 2023, the Group announced that it had reached agreement with DOJ and OFAC to resolve previously disclosed investigations into suspicions of breaches of sanctions relating to the Democratic People’s Republic of Korea between 2007 and
2017. On 11 May 2026, DOJ filed a motion to dismiss the legal proceedings against the Company, noting that the Company fully complied with the terms of the three-year DPA, and the court entered an order dismissing the proceedings with prejudice the same day. The three-year probationary period imposed by the court on a BAT subsidiary in Singapore, BATMS, in connection with the subsidiary’s entry of a guilty plea in the same proceedings has also now expired. The Company’s compliance commitments under the civil settlement with OFAC remain in place until 2028.
The Group investigates, and becomes aware of governmental authorities’ investigations into, allegations of misconduct, including alleged breaches of sanctions and allegations of corruption, at Group companies. Some of these allegations are currently being investigated, including by OFAC, which is investigating suspicions of breaches of sanctions. The Group cooperates with the authorities, where appropriate.
There are instances where the Group investigates or where Group companies are cooperating with relevant national competition authorities in relation to competition law investigations and/or engaged in legal proceedings at the appellate level, including
(amongst others) in Belgium and Brazil.
Notes to the Unaudited Interim Financial Statements (continued)
13. Contingent liabilities and financial commitments (continued)
Investigations (continued)
In addition, the Group is, and may in the future be, subject to investigations or legal proceedings in relation to, among other things, its marketing, promotion or distribution activities in respect of its products. This includes, but is not limited to, allegations that such activities, whether undertaken through traditional channels, digital platforms, third parties, or distribution applications, do not comply with applicable laws or regulations. As such, the Group or Group companies, could be subject to liability and costs associated with any damages, fines, or penalties brought in connection with these allegations.
Group litigation summary
Having regard to all these matters, with the exception of Canada and Fox River, the Group does not consider it appropriate to make any provision or accrual in respect of any pending litigation or governmental investigation. The Group does not believe that the ultimate outcome of any pending litigation or governmental investigation will significantly impair the Group’s financial condition. If the facts and circumstances change, then there could be a material impact on the financial statements of the Group.
In addition, the Group accrues for damages, attorneys' fees and/or statutory interest, including in respect of certain Engle Progeny cases and certain U.S. individual smoking and health cases.
Full details of any litigation and governmental investigation against Group companies and tax disputes as at 30 June 2026 will be included in the Annual Report and Accounts for the year ended 31 December 2026 and the 2026 Form 20-F. Whilst there has been some movement on new and existing cases against Group companies, there have been, except as otherwise stated, no material developments to date in 2026 that would impact the financial position of the Group.